Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies [Line Items]
Research and Development Expense	$ 8,739,420	$ 11,795,376	$ 23,285,279
Depreciation	15,412	35,473	39,351
Research and Development Expense [Member]
Significant Accounting Policies [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount	$ 7,907,213	3,794,094
Patents [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period	22 years
Amortization of Intangible Assets	$ 3,793	$ 375	$ 3,049